REDEEMABLE NON-CONTROLLING INTERESTS - Movement (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Movement of redeemable non-controlling interests:
Contribution from non-controlling interest shareholders	¥ 600,217		¥ 10,292	¥ 17,000
Net income attribution to redeemable non-controlling interests	35,926	$ 4,922
Zhejiang Jinko
Movement of redeemable non-controlling interests:
Contribution from non-controlling interest shareholders	1,500,000
Net income attribution to redeemable non-controlling interests	35,926
At end of year	¥ 1,535,926